[SEI INVESTMENTS Omitted]



[Background Graphic Omitted]



                          Semi-Annual Report as of December 31, 2002 (Unaudited)



                                                          SEI Liquid Asset Trust


                                                        Treasury Securities Fund

                                                      Government Securities Fund

                                                           Prime Obligation Fund

TABLE OF CONTENTS



------------------------------------------------------------

Statements of Net Assets                                   1
------------------------------------------------------------
Statements of Operations                                   5
------------------------------------------------------------
Statements of Changes in Net Assets                        6
------------------------------------------------------------
Financial Highlights                                       7
------------------------------------------------------------
Notes to Financial Statements                              8
------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS


TREASURY SECURITIES FUND

December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------
                                            Face Amount            Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 32.5%
   U.S. Treasury Bills+
     1.670%, 01/16/03                           $ 5,000        $  4,996
     1.680%, 01/30/03                             6,000           5,992
     1.580%, 02/20/03                             2,000           1,996
     1.185%, 03/06/03                             3,000           2,994
     1.575%, 03/27/03                             2,000           1,992
     1.470%, 04/03/03                             3,000           2,989
     1.260%, 05/15/03                             2,000           1,991
     1.240%, 05/22/03                             1,000             995
   U. S. Treasury Notes
     5.250%, 08/15/03                             7,000           7,148
     3.625%, 08/31/03                             1,000           1,015
     2.750%, 10/31/03                             3,000           3,034
     4.250%, 11/15/03                             1,000           1,021
     3.000%, 11/30/03                             1,800           1,826
     3.250%, 12/31/03                             2,000           2,034
                                                               --------
Total U.S. Treasury Obligations
   (Cost $40,023)                                                40,023
                                                               --------

REPURCHASE AGREEMENTS -- 67.5%
   ABN Amro (A)
     1.100%, dated 12/31/02, matures
     01/02/03, repurchase price
     $4,000,244 (collateralized by
     U.S. Treasury Obligation, par value
     $3,950,000, 4.462%, 11/06/06;
     with total market value $4,081,839)          4,000           4,000
   Bear Stearns (A)
     1.100%, dated 12/31/02, matures
     01/02/03, repurchase price
     $4,000,244 (collateralized by U.S.
     Treasury Obligations, ranging in par
     value $550,000-$4,000,000, 4.620%-
     5.370%, 05/15/06-02/15/31; with
     total market value $5,053,927)               4,000           4,000
   Deutsche Bank (A)
     1.100%, dated 12/31/02, matures
     01/02/03, repurchase price
     $28,001,711 (collateralized by
     U.S. Treasury Obligation, par value
     $28,676,000, 0.000%, 05/01/03;
     with total market value $28,560,350)        28,000          28,000
   Goldman Sachs Group (A)
     1.050%, dated 12/31/02, matures
     01/02/03, repurchase price
     $4,000,233 (collateralized by
     U.S. Treasury Obligation, par value
     $3,524,000, 3.500%, 01/15/11; with
     total market value $4,080,499)               4,000           4,000
   JP Morgan Chase (A)
     1.100%, dated 12/31/02, matures
     01/02/03, repurchase price
     $4,000,244 (collateralized by
     U.S. Treasury Obligation, par value
     $3,275,000, 4.250%, 01/15/10; with
     total market value $4,084,906)               4,000           4,000


--------------------------------------------------------------------------------
                                            Face Amount            Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers (A)
     1.150%, dated 12/31/02, matures
     01/02/03, repurchase price
     $4,000,256 (collateralized by U.S.
     Treasury Obligations, ranging in par
     value $19,000-$872,000, 5.250%-
     10.620%, 08/15/15-02/15/29;
     with total market value 4,081,726)         $ 4,000        $  4,000
   Merrill Lynch & Company (A)
     1.050%, dated 12/31/02, matures
     01/02/03, repurchase price
     $3,271,191 (collateralized by
     U.S. Treasury Obligation, par value
     $2,905,000, 5.500%, 02/15/08;
     with total market value $3,341,665)          3,271           3,271
   Morgan Stanley Dean Witter (A)
     1.100%, dated 12/31/02, matures
     01/02/03, repurchase price
     $28,001,711 (collateralized by
     U.S. Treasury Obligation, par value
     $18,835,000, 8.875%, 02/15/19;
     with total market value $28,561,512)        28,000          28,000
   Paribas (A)
     1.100%, dated 12/31/02, matures
     01/02/03, repurchase price
     $4,000,244 (collateralized by
     U.S. Treasury Obligation, par value
     $4,068,000, 1.750%, 12/31/04;
     with total market value $4,080,713)          4,000           4,000
                                                               --------
Total Repurchase Agreements
   (Cost $83,271)                                                83,271
                                                               --------
Total Investments -- 100.0%
   (Cost $123,294)                                              123,294
                                                               --------

OTHER ASSETS AND LIABILITIES -- (0.0%)
Investment Advisory Fees Payable                                     (5)
Management Fees Payable                                             (38)
Other Assets and Liabilities                                         66
                                                               --------
Total Other Assets and Liabilities, Net                              23
                                                               --------

NET ASSETS:
Paid-In-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 123,311,240 outstanding shares of
   beneficial interest                                          123,311
Undistributed net investment income                                  70
Accumulated net realized loss on investments                        (64)
                                                               --------
Total Net Assets -- 100.0%                                      $123,317
                                                               ========

Net asset value, offering and redemption
   price per share -- Class A                                     $1.00
                                                               ========

 +  Rate reported is the effective yield at the time of purchase
(A) Tri-party repurchase agreement.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2002                1

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS


GOVERNEMENT SECURITIES FUND

December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------
                                            Face Amount            Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 60.8%
   FFCB
     1.550%, 05/01/03                           $ 1,000         $ 1,000
   FHLB
     1.230%, 01/02/03+                           11,711          11,711
     1.645%, 01/08/03+                            5,000           4,999
     1.548%, 01/29/03+                            1,000             999
     7.000%, 02/14/03                             3,145           3,164
     5.000%, 02/14/03                             1,100           1,104
     1.289%, 02/26/03+                            4,000           3,992
     1.382%, 08/08/03+                              500             496
     5.125%, 09/15/03                               495             507
     3.125%, 11/14/03                               405             411
   FHLMC+
     1.260%, 01/17/03                             4,461           4,459
     1.759%, 08/29/03                             1,000             988
     1.461%, 11/06/03                             5,000           4,939
   FNMA+
     1.307%, 03/12/03                             5,000           4,988
     1.830%, 07/25/03                             1,500           1,486
     1.596%, 09/19/03                             1,223           1,209
                                                                -------
Total U.S. Government Agency Obligations
   (Cost $46,452)                                                46,452
                                                                -------

REPURCHASE AGREEMENTS -- 39.2%
   ABN Amro (A)
     1.250%, dated 12/31/02, matures
     01/02/03, repurchase price
     $15,001,042 (collateralized by
     U.S. Agency Obligation, par value
     $13,393,000, 5.750%, 01/15/12;
     with total market value
     $15,300,858)                                15,000          15,000
   Lehman Brothers (A)
     1.230%, dated 12/31/02, matures
     01/02/03, repurchase price
     $15,001,025 (collateralized by
     U.S. Agency Obligation, par value
     $13,725,000, 5.500%, 03/15/11;
     with total market value
     $15,296,261)                                15,000          15,000
                                                                -------
Total Repurchase Agreements
   (Cost $30,000)                                                30,000
                                                                -------
Total Investments -- 100.0%
   (Cost $76,452)                                                76,452
                                                                -------



--------------------------------------------------------------------------------
                                                                   Value
Description                                                 ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (0.0%)
Investment Advisory Fees Payable                              $      (3)
Management Fees Payable                                             (23)
Other Assets and Liabilities                                         50
                                                               --------
Total Other Assets and Liabilities, Net                              24
                                                               --------

NET ASSETS:
Paid-In-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 76,497,240 outstanding shares of
   beneficial interest                                           76,497
Accumulated net realized loss on investments                        (21)
                                                               --------
Total Net Assets -- 100.0%                                     $ 76,476
                                                               ========
Net asset value, offering and redemption
   price per share -- Class A                                     $1.00
                                                               ========

+ Discount Notes -- The yield is the effective yield at the time of purchase.
(A) Tri-party repurchase agreement.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
2                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2002

--------------------------------------------------------------------------------
PRIME OBLIGATION FUND

December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------
                                            Face Amount            Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.3%
   FHLB+
     1.288%, 02/26/03                           $33,976      $   33,909
   FNMA+
     1.307%, 03/12/03                            20,000          19,950
     1.314%, 04/30/03                            15,000          14,936
     1.596%, 09/19/03                            10,000           9,888
                                                             ----------
Total U.S. Government Agency Obligations
   (Cost $78,683)                                                78,683
                                                             ----------

COMMERCIAL PAPER -- 47.3%
ASSET BACKED SECURITIES -- 13.2%
   Barton Capital Corporation
     1.354%, 04/11/03                            12,000          11,956
   Charta Corporation
     1.680%, 01/30/03                             5,000           4,993
     1.363%, 03/17/03                            15,000          14,958
   Compass Securitization
     1.373%, 03/17/03                            15,000          14,958
   Corporate Asset Funding Company
     1.353%, 03/11/03                            10,000           9,974
   Mane Funding Corporation
     1.383%, 03/13/03                            15,000          14,960
   Moat Funding LLC
     1.633%, 03/27/03                            10,000           9,962
   Mont Blanc Capital
     1.373%, 03/12/03                            15,000          14,961
   Paradigm Funding
     1.392%, 02/18/03                            10,000           9,982
     1.373%, 03/13/03                            15,000          14,960
   Thames Asset Funding
     1.421%, 01/21/03                            20,000          19,985
                                                             ----------
                                                                141,649
                                                             ----------
AUTOMOTIVE -- 4.1%
   Ford Credit Auto Owner Trust I
     1.632%, 03/17/03                            14,750          14,701
     1.358%, 05/12/03                             5,000           4,976
   New Center Asset Trust
     1.395%, 03/13/03                             4,000           3,989
     1.395%, 03/17/03                            20,000          19,943
                                                             ----------
                                                                 43,609
                                                             ----------
CONSUMER PRODUCTS -- 2.0%
   Gillette
     1.708%, 02/07/03                            21,575          21,538
                                                             ----------
CREDIT CARDS -- 5.6%
   Dakota Certificate
     1.373%, 03/17/03                            15,000          14,958
   MBNA Credit Card Master Trust
     1.353%, 02/11/03                            10,000           9,985
     1.384%, 03/04/03                            25,000          24,941
     1.394%, 03/06/03                            10,000           9,976
                                                             ----------
                                                                 59,860
                                                             ----------

--------------------------------------------------------------------------------
                                            Face Amount            Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
DRUGS -- 1.8%
   Johnson & Johnson
     1.757%, 02/27/03                          $ 19,005      $   18,953
                                                             ----------
FINANCIAL SERVICES -- 7.7%
   General Electric Capital Corporation
     1.705%, 05/01/03                            41,000          40,772
   Giro Funding Corporation
     1.700%, 01/28/03                            10,000           9,987
   K2 LLC
     1.378%, 05/12/03                            10,000           9,951
   Links Finance LLC
     1.363%, 03/11/03                            16,000          15,959
   Sigma Finance Incorporated
     1.378%, 05/09/03                             6,000           5,971
                                                             ----------
                                                                 82,640
                                                             ----------
FOOD, BEVERAGE & TOBACCO -- 3.2%
   Archer Daniels Midland
     1.737%, 01/21/03                            10,000           9,990
     1.759%, 01/28/03                            24,000          23,969
                                                             ----------
                                                                 33,959
                                                             ----------
INVESTMENT BANKERS/BROKER DEALERS -- 5.1%
   Goldman Sachs Group LP
     2.915%, 04/01/03                            30,000          29,782
   Salomon Smith Barney
     1.332%, 02/07/03                            25,000          24,966
                                                             ----------
                                                                 54,748
                                                             ----------
SPECIAL PURPOSE ENTITY -- 4.6%
   Edison Asset Securitization
     1.374%, 03/11/03                            25,000          24,935
   Falcon Asset Securitization Corporation
     1.363%, 03/17/03                            15,000          14,958
   Silver Tower
     1.368%, 05/15/03                            10,000           9,950
                                                             ----------
                                                                 49,843
                                                             ----------
Total Commercial Paper
   (Cost $506,799)                                              506,799
                                                             ----------

CORPORATE OBLIGATIONS -- 9.0%
ASSET BACKED SECURITIES -- 0.6%
   Compass Securitization (A)
     1.395%, 01/05/03                             5,000           5,000
   G-Star Ltd, Ser 2002-2A, Cl A1MA (A)
     1.470%, 01/25/03                               700             700
   G-Star Ltd, Ser 2002-2A, Cl A1MB (A)
     1.480%, 01/25/03                               600             600
                                                             ----------
                                                                  6,300
                                                             ----------

--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2002                3

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS


PRIME OBLIGATION FUND (Concluded)

December 31, 2002 (Unaudited)
--------------------------------------------------------------------------------
                                            Face Amount            Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
AUTOMOTIVE -- 0.6%
   SSB Auto Loan Trust, Ser 2002-1, Cl A1
     1.659%, 11/15/03                          $  3,408      $    3,408
   World Omni Auto Receivables Trust
     1.870%, 07/15/03                             3,125           3,126
                                                             ----------
                                                                  6,534
                                                             ----------
FINANCIAL SERVICES -- 4.4%
   Beta Finance Incorporated, MTN (A)
     1.323%, 01/29/03                             5,000           5,000
   CC USA Incorporated, MTN (A)
     1.330%, 01/28/03                            19,750          19,750
   General Electric Capital Corporation,
     Ser A, MTN (A)
     1.756%, 02/03/03                               700             701
   Sigma Finance Incorporated (A)
     1.410%, 01/06/03                             4,900           4,900
     1.404%, 01/07/03                             4,900           4,900
     1.320%, 02/03/03                             4,900           4,900
   White Pine Finance LLC (A)
     1.401%, 01/07/03                             6,750           6,750
                                                             ----------
                                                                 46,901
                                                             ----------
INSURANCE -- 2.3%
   Monument Global Funding, Ser D (A)
     1.485%, 02/16/03                            25,000          25,000
                                                             ----------
INVESTMENT BANKERS/BROKER DEALERS -- 1.1%
   Merrill Lynch & Company, MTN (A)
     1.644%, 01/08/03                            10,000          10,015
   Salomon Smith Barney
     6.250%, 05/15/03                             1,750           1,780
                                                             ----------
                                                                 11,795
                                                             ----------
Total Corporate Obligations
   (Cost $96,530)                                                96,530
                                                             ----------

CERTIFICATES OF DEPOSIT -- 4.4%
   Chase Manhattan
     1.320%, 02/13/03                            25,000          25,000
   Citibank
     1.780%, 01/27/03                            12,000          12,000
   Wachovia Bank
     1.610%, 01/31/03                            10,000          10,000
                                                             ----------
Total Certificates of Deposit
   (Cost $47,000)                                                47,000
                                                             ----------

INSURANCE FUNDING AGREEMENTS -- 4.7%
   Allstate Corporation (A) (C)
     1.500%, 03/15/03                            20,000          20,000
   Metropolitan Life Insurance
     Company (A) (C)
     1.787%, 02/01/03                            30,000          30,000
                                                             ----------
Total Insurance Funding Agreements
   (Cost $50,000)                                                50,000
                                                             ----------

--------------------------------------------------------------------------------
                                            Face Amount            Value
Description                                ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 27.3%
   ABN Amro (B)
     1.250%, dated 12/31/02, matures
     01/02/03, repurchase price
     $146,010,139 (collateralized by
     U.S. Agency Obligations, ranging in
     par value $2,000,000-$26,250,000,
     5.250%-7.500%, 05/02/06-12/01/32;
     with total market value
     $148,920,198)                             $146,000      $  146,000
   Lehman Brothers (B)
     1.230%, dated 12/31/02, matures
     01/02/03, repurchase price
     $146,325,998 (collateralized by
     U.S. Agency Obligations, ranging in
     par value $12,280,000-$92,184,000,
     5.550%-5.625%, 02/15/06-09/15/11;
     with total market value
     $149,204,377)                              146,316         146,316
                                                             ----------
Total Repurchase Agreements
   (Cost $292,316)                                              292,316
                                                             ----------
Total Investments -- 100.0%
   (Cost $1,071,328)                                          1,071,328
                                                             ----------

OTHER ASSETS AND LIABILITIES -- (0.0%)
Investment Advisory Fees Payable                                    (37)
Management Fees Payable                                            (307)
Other Assets and Liabilities                                       (550)
                                                             ----------
Total Other Assets and Liabilities, Net                            (894)
                                                             ----------

NET ASSETS:
Paid-In-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 1,070,444,901 outstanding shares of
   beneficial interest                                        1,070,445
Undistributed net investment income                                  32
Accumulated net realized loss on investments                        (43)
                                                             ----------
Total Net Assets -- 100.0%                                   $1,070,434
                                                             ==========

Net asset value, offering and redemption
   price per share -- Class A                                     $1.00
                                                             ==========
  + Discount Notes -- The yield is the effective yield at the time of purchase.
(A) Variable rate instrument. The rate reflected on the Statement of Net Assets is the rate in effect on December 31, 2002. The date shown is the earlier of the reset date or demand date.
(B) Tri-party repurchase agreement.
(C) This obligation was acquired for investment, not with intent to distribute or sell. These securities are sold within the terms of a private placement memorandum, except from registration under section 3A-4, 4(2) or 144A of the securities act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These obligations were acquired at a cost of par. On December 31, 2002, the value of these securities amounted to $50,000,000 representing 4.7% of net assets of the Prime Obligation Fund.
Cl -- Class
FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
LP -- Limited Partnership
Ltd -- Limited
MTN -- Medium Term Note
Ser -- Series

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
4                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2002

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS ($ Thousands)


For the six month period ended December 31, 2002 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

                                         TREASURY SECURITIES         GOVERNMENT SECURITIES               PRIME OBLIGATION
                                                        FUND                          FUND                           FUND
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest Income                                    $1,083                          $515                        $ 9,186
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                       274                           128                          2,184
   Investment Advisory Fees                               28                            13                            222
   Shareholder Servicing Fees -- Class A                 163                            76                          1,300
   Custodian/Wire Agent Fees                               6                             3                             39
   Printing Fees                                          11                             4                             83
   Professional Fees                                       4                             2                             36
   Trustee Fees                                            1                            --                              8
   Other Expenses                                          3                             2                             36
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                        490                           228                          3,908
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
   Management Fees                                       (28)                          (13)                          (224)
   Investment Advisory Fees                              (12)                           (5)                           (96)
   Shareholder Servicing Fees-- Class A                 (163)                          (76)                        (1,300)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                          287                           134                          2,288
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    796                           381                          6,898
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain on Investments                        2                             1                              5
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    $  798                          $382                        $ 6,903
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2002                5

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)


For the six month period ended December 31, 2002 (Unaudited) and the year ended June 30, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                               TREASURY SECURITIES       GOVERNMENT SECURITIES            PRIME OBLIGATION
                                                              FUND                        FUND                        FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                07/01/02 to  07/01/01 to   07/01/01 to  07/01/02 to   07/01/01 to  07/01/02 to
                                                12/31/02     06/30/02      12/31/02     06/30/02      12/31/02     06/30/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                     $    796     $  2,902       $    381     $  1,315       $    6,898    $   20,670
   Net Realized Gain (Loss) on investments          2            3              1           (8)               5           (47)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in
     Net Assets from Operations                   798        2,905            382        1,307            6,903        20,623
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
     Class A                                     (804)      (2,918)          (381)      (1,316)          (6,898)      (20,666)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends Distributed                   (804)      (2,918)          (381)      (1,316)          (6,898)      (20,666)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from Shares Issued              270,038      715,160        166,277      298,517        4,213,089     7,071,573
     Reinvestment of Distributions                104          336            120          308            5,872        17,499
     Cost of Shares Redeemed                 (270,774)    (737,489)      (167,925)    (289,114)      (4,175,412)   (7,045,509)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions             (632)     (21,993)        (1,528)       9,711           43,549        43,563
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets         (638)     (22,006)        (1,527)       9,702           43,554        43,520
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                        123,955      145,961         78,003       68,301        1,026,880       983,360
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                            $ 123,317   $  123,955      $  76,476    $  78,003       $1,070,434    $1,026,880
------------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
6                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2002

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


For the six month period ended December 31, 2002 (Unaudited) and the years ended June 30,
For a Share Outstanding Throughout the Periods

------------------------------------------------------------------------------------------------------------------------------------

                                   Net Realized
                                            and               Distributions
               Net Asset             Unrealized Distributions          from
                   Value,       Net       Gains      from Net      Realized   Net Asset               Net Assets
               Beginning Investment (Losses) on    Investment       Capital  Value, End    Total   End of Period
               of Period     Income  Securities        Income         Gains   of Period   Return+   ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES FUND
   CLASS A:
   2002*           $1.00      $0.01          --       $(0.01)            --       $1.00      0.62%   $   123,317
   2002             1.00       0.02          --        (0.02)            --        1.00      1.97        123,955
   2001             1.00       0.05          --        (0.05)            --        1.00      5.55        145,961
   2000             1.00       0.05          --        (0.05)            --        1.00      5.24        402,982
   1999             1.00       0.05          --        (0.05)            --        1.00      4.72        565,897
   1998             1.00       0.05          --        (0.05)            --        1.00      5.29        603,783
GOVERNMENT SECURITIES FUND
   CLASS A:
   2002*           $1.00      $0.01          --       $(0.01)            --       $1.00      0.64%    $   76,476
   2002             1.00       0.02          --        (0.02)            --        1.00      2.05         78,003
   2001             1.00       0.06          --        (0.06)            --        1.00      5.73         68,301
   2000             1.00       0.05          --        (0.05)            --        1.00      5.37         63,843
   1999             1.00       0.05          --        (0.05)            --        1.00      4.74        108,468
   1998             1.00       0.05          --        (0.05)            --        1.00      5.21        105,201
PRIME OBLIGATION FUND
   CLASS A:
   2002*           $1.00      $0.01          --       $(0.01)            --       $1.00      0.67%    $1,070,434
   2002             1.00       0.02          --        (0.02)            --        1.00      2.08      1,026,880
   2001             1.00       0.06          --        (0.06)            --        1.00      5.75        983,360
   2000             1.00       0.05          --        (0.05)            --        1.00      5.55      1,604,058
   1999             1.00       0.05          --        (0.05)            --        1.00      4.97      1,335,301
   1998             1.00       0.05          --        (0.05)            --        1.00      5.40        947,154


--------------------------------------------------------------------------------
                                                      Ratio of Net
                                           Ratio of     Investment
                           Ratio of Net    Expenses         Income
                 Ratio of    Investment  to Average     to Average
                 Expenses        Income  Net Assets     Net Assets
               to Average    to Average  (Excluding     (Excluding
               Net Assets    Net Assets     Waivers)       Waivers)
--------------------------------------------------------------------------------
TREASURY SECURITIES FUND
   CLASS A:
   2002*            0.44%          1.22%       0.75%          0.91%
   2002             0.44           2.04        0.75           1.73
   2001             0.44           5.58        0.74           5.28
   2000             0.44           5.03        0.73           4.74
   1999             0.44           4.62        0.73           4.33
   1998             0.44           5.17        0.73           4.88
GOVERNMENT SECURITIES FUND
   CLASS A:
   2002*            0.44%          1.25%       0.75%          0.94%
   2002             0.44           2.02        0.75           1.71
   2001             0.44           5.61        0.73           5.32
   2000             0.44           5.18        0.73           4.89
   1999             0.44           4.66        0.73           4.37
   1998             0.44           5.10        0.73           4.81
PRIME OBLIGATION FUND
   CLASS A:
   2002*            0.44%          1.33%       0.75%          1.02%
   2002             0.44           2.05        0.75           1.74
   2001             0.44           5.73        0.74           5.43
   2000             0.44           5.41        0.73           5.12
   1999             0.44           4.84        0.73           4.55
   1998             0.44           5.27        0.73           4.98

* Ratios for the six month period ended December 31, 2002 (Unaudited) have been annualized.
+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares.

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2002                7

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS



NOTES TO FINANCIAL STATEMENTS
December 31, 2002 (Unaudited)

1. ORGANIZATION
SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with five funds: the Treasury Securities Fund, the Government Securities Fund, the Prime Obligation Fund, the Institutional Cash Fund and the Money Market Fund (the "Funds"). The Trust is registered to offer Class A shares of each of the Funds. In the fiscal period ending December 31, 2002, no shares of the Institutional Cash Fund were sold and there were no shares outstanding at December 31, 2002. As of December 31, 2002 the Money Market Fund had not commenced operations. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. A description of the Funds' investment objectives, policies, and strategies are provided in the prospectus.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. The Trust also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements and procedures adopted by the Manager of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty.

If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

EXPENSES -- Expenses of the Trust which are not directly associated to a specific Fund are allocated on the basis of relative net asset value of the affected Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

OTHER -- Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recognized using the accrual basis of accounting. Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Funds are distributed to the shareholders of the affected Funds annually.


3. TRANSACTIONS WITH AFFILIATES
SEI Investments Fund Management (the "Manager") provides management, administrative and shareholder services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of each Fund.

The Manager has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses, net of the Adviser's and Distributor's fee waivers, from exceeding .44%.

SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments Corporation and a registered broker-dealer, acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a


--------------------------------------------------------------------------------
8                SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2002

--------------------------------------------------------------------------------



shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.

Under the Class A Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager or the Distributor. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager and/or the Distributor.

Wachovia Bank, N.A. which is a Trust shareholder, acts as Custodian and Wire Agent for the Trust.


4. INVESTMENT ADVISORY
At a meeting held on September 17, 2002, the Board of Trustees approved, subject to shareholder approval, the replacement of Wellington Management Company, LLP with SEI Investments Management Corporation ("SIMC") as investment adviser to the Funds.

At the meeting, the Board also approved, subject to shareholder approval, the implementation of a "manager of managers" structure for the Funds. Pursuant to the "manager of managers" structure, Banc of America Capital Management, LLC ("BACAP LLC") will serve as the investment sub-adviser to the Funds. SIMC and BACAP LLC took over investment advisory responsibility for the Funds on October 18, 2002 under an interim advisory agreement and an interim investment sub-advisory agreement, respectively, each with a maximum duration of 150 days. The interim agreements will terminate and be replaced by new advisory and sub-advisory agreements upon approval of the change in management at a special shareholder meeting held December 5, 2002. At the time of this publication the voting results of these prospective changes had not been finalized. The foregoing changes will not result in an increase in the contractual advisory fees paid by the Funds. For its services, the Investment Adviser receives an annual fee equal to .075% of the Trust's average daily net asset value up to $500 million and .02% of such net asset value in excess of $500 million.

5. FEDERAL INCOME TAXES
It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

At June 30, 2002, the following Funds had capital loss carryforwards that can be used to offset future capital gains:
--------------------------------------------------------------------------------
                              Expires    Expires     Expires     Expires
                                 2006       2008        2009        2010
--------------------------------------------------------------------------------
Treasury Securities Fund      $62,467     $   --     $    --      $   --

Government Securities Fund         --      3,215      10,773       4,645

For Federal income tax purposes the book cost of securities was equal to the tax cost.




--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2002                9

--------------------------------------------------------------------------------
NOTES

--------------------------------------------------------------------------------
NOTES

--------------------------------------------------------------------------------
NOTES

--------------------------------------------------------------------------------
SEI LIQUID ASSET TRUST SEMI-ANNUAL REPORT DECEMBER 31, 2002




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
James M. Storey
George J. Sullivan, Jr.


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT AND SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY


INVESTMENT ADVISER
SEI Investments Management Corporation

SUB-ADVISER
Banc of America Capital Management, LLC

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[SEI INVESTMENTS Omitted]



[Background Graphic Omitted]



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-103 (12/02)